13F-HR

11/15/04

0001103804
#ci2ikbo

NONE
1

Carl Casler
203-863-5039

ccasler@vikingglobal.com

13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors, L.P.
Address:  55 Railroad Avenue, Greenwich, CT 06830

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:       Brian Smith
Title:	Chief Financial Officer
Phone:	203-863-5030
Signature, Place and Date of Signing: Greenwich, CT

    Brian Smith  November 15, 2004

Report Type (Check only one.):
[ X]      13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    53

Form 13F Information Table Value Total: 1,755,584

FORM 13F INFORMATION TABLE
Expr1	NAME OF ISSUER			TITLE OF CLASS	Cusip	VALUEX($1000)	SHARES/PRN AMT	SH/PRN	PUT/CALL	INVSTMT DISCRETN
																OTHER MANAGERS	SOLE	SHARED	NONE
D	3Com Corp			COMMON STOCK	885535104	7692	1822900	SH		SOLE		1822900
D	Affiliated Managers Group	COMMON STOCK	008252108	19954	372700	SH		SOLE		372700
D	Alliance Capital Management	COMMON STOCK	01855A101	49245	1387200	SH		SOLE		1387200
D	American Tower -CL A		COMMON STOCK	029912201	33007	2150300	SH		SOLE		2150300
D	Americredit Corp.		COMMON STOCK	03060R101	7913	379003	SH		SOLE		379003
D	Ann Taylor Stores Corp.		COMMON STOCK	036115103	297	12700	SH		SOLE		12700
D	Anthem Inc.			COMMON STOCK	03674B104	27440	314500	SH		SOLE		314500
D	Antigenics Inc			COMMON STOCK	037032109	10488	1739466	SH		SOLE		1739466
D	Apollo Group, Inc.		COMMON STOCK	037604105	105990	1444600	SH		SOLE		1444600
D	AT&T Corp			COMMON STOCK	001957505	4768	333000	SH		SOLE		333000
D	Bank of America Corp.		COMMON STOCK	060505104	12110	279502	SH		SOLE		279502
D	Best Buy			COMMON STOCK	086516101	65543	1208400	SH		SOLE		1208400
D	Brocade Communication Systems	COMMON STOCK	111621108	28788	5095353	SH		SOLE		5095353
D	Career Education Corp.		COMMON STOCK	141665109	155452	5467900	SH		SOLE		5467900
D	Carnival Corp.			COMMON STOCK	143658300	30568	646400	SH		SOLE		646400
D	Cinram International Inc.	COMMON STOCK	17252T105	642	30300	SH		SOLE		30300
D	Citizens Communications Co.	COMMON STOCK	17453B101	7687	574100	SH		SOLE		574100
D	Clear Channel Communications	COMMON STOCK	184502102	66217	2124400	SH		SOLE		2124400
D	Coach Inc.			COMMON STOCK	189754104	691	16300	SH		SOLE		16300
D	Countrywide Financial Corp.	COMMON STOCK	222372104	124448	3159398	SH		SOLE		3159398
D	Crown Castle International	COMMON STOCK	228227104	839	56400	SH		SOLE		56400
D	Dell Computer Corp.		COMMON STOCK	24702R101	91399	2567400	SH		SOLE		2567400
D	Dick's Sporting Goods Inc.	COMMON STOCK	253393102	10044	282000	SH		SOLE		282000
D	Dollar General			COMMON STOCK	256669102	122997	6104100	SH		SOLE		6104100
D	Dun & Bradstreet Corp		COMMON STOCK	26483E100	39645	675400	SH		SOLE		675400
D	Eaton Vance Corp.		COMMON STOCK	278265103	6502	161000	SH		SOLE		161000
D	Federated Department Stores	COMMON STOCK	31410H101	21270	468200	SH		SOLE		468200
D	FTI Consulting Inc.		COMMON STOCK	302941109	5652	299100	SH		SOLE		299100
D	GTECH Holdings Corp.		COMMON STOCK	400518106	19377	765300	SH		SOLE		765300
D	Hasbro Inc			COMMON STOCK	418056107	20409	1085600	SH		SOLE		1085600
D	IAC/Interactivecorp		COMMON STOCK	44919P102	28093	1275800	SH		SOLE		1275800
D	Investors Financial Svcs CP	COMMON STOCK	461915100	6999	155100	SH		SOLE		155100
D	Krispy Kreme Doughnuts Inc	COMMON STOCK	501014104	16955	1339300	SH		SOLE		1339300
D	Lehman Brothers			COMMON STOCK	524908100	24466	306900	SH		SOLE		306900
D	Lexar Media Inc			COMMON STOCK	52886P104	1625	193800	SH		SOLE		193800
D	Lexmark International Inc.	COMMON STOCK	529771107	5796	69000	SH		SOLE		69000
D	Loews Corp. - Carolina Group	COMMON STOCK	540424207	5300	217500	SH		SOLE		217500
D	Lowe's Companies		COMMON STOCK	548661107	123564	2273500	SH		SOLE		2273500
D	McDonald's Corporation		COMMON STOCK	580135101	35570	1269000	SH		SOLE		1269000
D	M-Systems Flash Disk Pioneer	ADRS STOCKS	M7061C100	40052	2427400	SH		SOLE		2427400
D	News Corporation Class A	ADRS STOCKS	652487802	82286	2626434	SH		SOLE		2626434
D	Nordstrom Inc.			COMMON STOCK	655664100	10317	269800	SH		SOLE		269800
D	NTL Inc.			COMMON STOCK	62940M104	117293	1889700	SH		SOLE		1889700
D	PalmOne Inc.			COMMON STOCK	69713P107	1549	50899	SH		SOLE		50899
D	PalmSource Inc.			COMMON STOCK	697154102	327	15768	SH		SOLE		15768
D	PMC-Sierra Inc.			COMMON STOCK	69344F106	2865	325230	SH		SOLE		325230
D	PNC Bank Corp			COMMON STOCK	693475105	259	4800	SH		SOLE		4800
D	Sprint Corp.			COMMON STOCK	852061100	28572	1419400	SH		SOLE		1419400
D	Strayer Education Inc.		COMMON STOCK	863236105	62700	545170	SH		SOLE		545170
D	Suntrust Banks Inc		COMMON STOCK	867914103	18116	257300	SH		SOLE		257300
D	W.P. Stewart & Co. Ltd.		COMMON STOCK	G84922106	4201	210200	SH		SOLE		210200
D	Wal-Mart Stores Inc		COMMON STOCK	931142103	32952	619400	SH		SOLE		619400
D	Webster Financial Corp		COMMON STOCK	947890109	8653	175200	SH		SOLE		175200





S REPORT SUMMARY 53 DATA RECORDS 1,755,584
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled All information following this line is informational and should not be included in the SEC Filing.